Fair Value Measurements - Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2018	Sep. 30, 2018	Sep. 30, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments, assets		$ 232.5	$ 116.3
Derivative financial instruments, liabilities		$ (58.8)	(82.5)
Finite-lived intangible asset, useful life	3 years	15 years
Finite-lived trademarks and tradenames, gross	$ 7.9
Recurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Non-qualified supplemental postretirement grantor trust investments		$ 40.8	35.6
Recurring Basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Non-qualified supplemental postretirement grantor trust investments		40.8	35.6
Recurring Basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Non-qualified supplemental postretirement grantor trust investments		0.0	0.0
Recurring Basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Non-qualified supplemental postretirement grantor trust investments		0.0	0.0
Recurring Basis | Commodity contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments, assets		211.0	104.1
Derivative financial instruments, liabilities		(43.4)	(39.1)
Recurring Basis | Commodity contracts | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments, assets		93.5	27.2
Derivative financial instruments, liabilities		(33.6)	(27.7)
Recurring Basis | Commodity contracts | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments, assets		117.5	76.9
Derivative financial instruments, liabilities		(9.8)	(11.4)
Recurring Basis | Commodity contracts | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments, assets		0.0	0.0
Derivative financial instruments, liabilities		0.0	0.0
Recurring Basis | Foreign currency contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments, assets		20.6	12.2
Derivative financial instruments, liabilities		(14.4)	(38.2)
Recurring Basis | Foreign currency contracts | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments, assets		0.0	0.0
Derivative financial instruments, liabilities		0.0	0.0
Recurring Basis | Foreign currency contracts | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments, assets		20.6	12.2
Derivative financial instruments, liabilities		(14.4)	(38.2)
Recurring Basis | Foreign currency contracts | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments, assets		0.0	0.0
Derivative financial instruments, liabilities		0.0	0.0
Recurring Basis | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments, liabilities		(1.0)	(2.3)
Recurring Basis | Interest rate contracts | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments, liabilities		0.0	0.0
Recurring Basis | Interest rate contracts | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments, liabilities		(1.0)	(2.3)
Recurring Basis | Interest rate contracts | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments, liabilities		0.0	0.0
Recurring Basis | Cross-currency swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments, assets		0.9
Derivative financial instruments, liabilities			(2.9)
Recurring Basis | Cross-currency swaps | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments, assets		0.0
Derivative financial instruments, liabilities			0.0
Recurring Basis | Cross-currency swaps | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments, assets		0.9
Derivative financial instruments, liabilities			(2.9)
Recurring Basis | Cross-currency swaps | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments, assets		$ 0.0
Derivative financial instruments, liabilities			$ 0.0